Securities - Net Securities Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Securities [Abstract]
Realized gross gains	$ 19	$ 44	$ 20
Realized gross losses	(99)	(129)	(88)
Total net securities (losses)	$ (80)	$ (85)	$ (68)